Financial instruments and risks - Summary of Equity To Changes in Foreign Exchange Rates (Detail) - Presentation Currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Sensitivity analysis, change in exchange rate, percent	10.00%
USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ 1,552	$ 14,198
USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(1,552)	(14,198)
USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	383	44
USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(383)	(44)
USD/GBP | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	18	50
USD/GBP | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ (18)	$ (50)